Gratuity and other post-employment benefit plans - Summary of Principal Assumptions Used in Defined Benefit Plan (Detail) - Defined Benefit Gratuity Plan [Member]	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Principal Assumptions Used in Defined Benefit Plan [Line Items]
Discount rate	6.60%	7.20%	7.40%
Salary escalation	10.00%	10.00%	10.00%